Insurance Contracts - Summary of Movements in Liabilities of Short-Term Insurance Contracts (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Beginning balance, Gross	¥ 25,822
Ending balance, Gross	25,417	¥ 25,822
Gross [member]
Disclosure of types of insurance contracts [line items]
Beginning balance, Notified claims	4,197	4,319
Beginning balance, Incurred but not reported	22,037	17,672
Beginning balance, Gross	26,234	21,991
Cash paid for claims settled - Cash paid for current year claims	(33,526)	(34,301)
Cash paid for claims settled - Cash paid for prior year claims	(20,193)	(17,783)
Claims incurred - Claims arising in current year	54,497	56,938
Claims incurred - Claims arising in prior years	(859)	(611)
Ending balance, Notified claims	3,272	4,197
Ending balance, Incurred but not reported	22,881	22,037
Ending balance, Gross	¥ 26,153	¥ 26,234